Disposal of Elite (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Discontinued Operations:
Revenue		$ 20,115,554	$ 38,452,206
Cost of revenues		(19,692,138)	(36,488,874)
Selling expenses		(1,501,110)	(2,383,372)
General and administrative expenses		(1,417,608)	(2,359,160)
Allowance for doubtful accounts and obsolescence stock		(6,721,854)	(77,808,582)
Other expenses, net		(140,264)	(1,618,258)
Income tax benefits
Net gain from discontinued operations		37,845,726
Net income (loss) from discontinued operations		$ 28,488,305	$ (82,206,040)